10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of option-based payments and compensation

	2018	2017	2016

Remuneration or fees	$ 141,005	$ 176,105	$ 268,518
Option based payments (non-cash item)	66,419	1,880,241	132,234
Total compensation for key management personnel	$ 207,424	$ 2,056,346	$ 400,752